Financial - risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2025
Exchange rate	10%	52,338
Exchange rate	(10)%	(52,338)

2024
Exchange rate	10%	47,488
Exchange rate	(10)%	(47,488)

2023
Exchange rate	10%	66,003
Exchange rate	(10)%	(66,003)

Schedule of financial liabilities by remaining maturity

An analysis of the Group’s financial liabilities classified according to their maturity presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2025 -
Trade and other payables	457,832	—	—	—	457,832
Financial obligation – capital	6,750	59,625	—	650,000	716,375
Financial obligation – interest	47,401	45,673	132,600	66,300	291,974
Lease – capital	1,201	978	3,411	1,822	7,412
Lease – interest	496	409	730	155	1,790
Contingent consideration liability	4,634	5,249	18,030	61,822	89,735

	518,314	111,934	154,771	780,099	1,565,118

As of December 31, 2024 -
Trade and other payables	358,789	—	—	—	358,789
Financial obligation – capital	8,437	556,750	57,938	—	623,125
Financial obligation – interest	34,619	33,366	726	—	68,711
Lease – capital	1,819	1,196	2,551	1,907	7,473
Lease – interest	564	555	974	265	2,358
Contingent consideration liability	—	9,768	5,412	42,752	57,932

	404,228	601,635	67,601	44,924	1,118,388

Sociedad Minera Cerro Verde S.A.A.
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

Effect on profit
before income tax
US$(000)

December 31, 2025
10% increase in future copper prices	111,450
10% decrease in future copper prices	(111,450)

December 31, 2024
10% increase in future copper prices	73,173
10% decrease in future copper prices	(73,173)

December 31, 2023
10% increase in future copper prices	91,734
10% decrease in future copper prices	(91,734)

	Exchange-rate	Effect on profit (loss)
	Increase (decrease)	before income tax
		US$(000)

December 31, 2025
Exchange rate	5%	(43,136)
Exchange rate	(5)%	43,136

December 31, 2024
Exchange rate	5%	(29,694)
Exchange rate	(5)%	29,694

December 31, 2023
Exchange rate	5%	(28,316)
Exchange rate	(5)%	28,316

Schedule of financial liabilities by remaining maturity

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2025 and 2024:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2025
Trade accounts payable (See Note 8)	—	311,333	2,731	—	—	314,064
Accounts payable - related parties (See Note 4)	—	1,731	1,148	—	—	2,879
Lease liabilities (See Note 10)	—	3,306	21,824	81,467	5,741	112,338
Other account payable (See Note 9)	—	14,369	18,515	—	—	32,884

Total	—	330,739	44,218	81,467	5,741	462,165

As of December 31, 2024
Trade accounts payable (See Note 8)	—	281,495	2,312	—	—	283,807
Accounts payable - related parties (See Note 4)	—	4,167	1,456	—	—	5,623
Lease liabilities (See Note 10)	—	1,569	7,878	41,176	—	50,623
Other account payable (See Note 9)	—	20,937	4,477	—	—	25,414

Total	—	308,168	16,123	41,176	—	365,467